PRINCIPAL ACTIVITIES AND ORGANIZATION (Details)	Mar. 31, 2023
Youxin (Ningbo) Information Technology Co., Ltd
PRINCIPAL ACTIVITIES AND ORGANIZATION
Percentage of direct or indirect in equity ownership	100.00%
Youxin (Hefei) Automobile Intelligent Remanufacturing Co., Ltd.
PRINCIPAL ACTIVITIES AND ORGANIZATION
Percentage of direct or indirect in equity ownership	100.00%
Youche (Hainan) Information Technology Co., Ltd.
PRINCIPAL ACTIVITIES AND ORGANIZATION
Percentage of direct or indirect in equity ownership	100.00%
Hefei Youquan Information Technology Co., Ltd [Member]
PRINCIPAL ACTIVITIES AND ORGANIZATION
Percentage of direct or indirect in equity ownership	100.00%
Youfang (Beijing) Information Technology Co., Ltd. [Member]
PRINCIPAL ACTIVITIES AND ORGANIZATION
Percentage of direct or indirect in equity ownership	100.00%
Youtang (Shaanxi) Information Technology Co., Ltd
PRINCIPAL ACTIVITIES AND ORGANIZATION
Percentage of direct or indirect in equity ownership	100.00%